Offsets	Mar. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	National Health Investors, Inc.
Form or Filing Type	S-3
File Number	333-270557
Initial Filing Date	Mar. 16, 2023
Fee Offset Claimed	$ 34,803.64
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 315,822,490.00
Termination / Withdrawal Statement	The registrant terminated the offering of unsold securities under the prospectus supplement dated March 16, 2023 (the "2023 Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (File No. 333-270557) filed with the Securities and Exchange Commission on March 15, 2023.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	National Health Investors, Inc.
Form or Filing Type	S-3
File Number	333-270557
Filing Date	Mar. 16, 2023
Fee Paid with Fee Offset Source	$ 1,138.47
Offset Note	In connection with the 2023 Prospectus Supplement, the registrant owed a filing fee of $55,100.00 to register the offering of $500 million of shares of common stock under an at-the-market program (the "2023 ATM Program"), of which $53,961.53 was applied from registration fees previously paid for unsold securities under the registrant's prospectus supplement dated March 19, 2020 (the "2020 Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (Registration No. 333-237278) filed with the Securities and Exchange Commission on March 19, 2020, such that the registrant contemporaneously paid a filing fee to the Securities and Exchange Commission in the amount of $1,138.47 in connection with the 2023 Prospectus Supplement. In connection with the 2020 Prospectus Supplement, the registrant paid a filing fee of $53,899.00 to the Securities and Exchange Commission, after accounting for a fee offset of $11,001.00 related to unsold securities under the registrant's prospectus supplement dated February 23, 2017 to the prospectus included in its Registration Statement on Form S-3 (Registration Statement No. 333-216177). As of the date of this prospectus supplement, $315,822,490 remains unsold under the 2023 ATM Program. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $34,803.64 that was previously paid and remains unused with respect to securities that were previously registered pursuant to the 2023 Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	National Health Investors, Inc.
Form or Filing Type	S-3
File Number	333-237278
Filing Date	Mar. 19, 2020
Fee Paid with Fee Offset Source	$ 53,899.00
Offset Note	See footnote 2.